Deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OCI
Beginning balance	₩ (254,847)	₩ (894,711)
Changes	(135,230)	639,864
Ending balance	(390,077)	(254,847)
Tax effect
Beginning balance	(5,309)	141,490
Changes	(8,794)	(146,799)
Ending balance	(14,103)	(5,309)
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance	439,370	11,713
Changes	(103,570)	427,657
Ending balance	335,800	439,370
Tax effect
Beginning balance	(132,901)	(8,754)
Changes	23,912	(124,147)
Ending balance	(108,989)	(132,901)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance	(11,386)	235
Changes	4,253	(11,621)
Ending balance	(7,133)	(11,386)
Tax effect
Beginning balance	3,131	(65)
Changes	(1,170)	3,196
Ending balance	1,961	3,131
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	(208,348)	(306,766)
Changes	(166,596)	98,418
Ending balance	(374,944)	(208,348)
Tax effect
Beginning balance	(9,117)	(15,087)
Changes	7,000	5,970
Ending balance	(2,117)	(9,117)
Gain (loss) on cash flow hedge
OCI
Beginning balance	(47,977)	(24,485)
Changes	(19,958)	(23,492)
Ending balance	(67,935)	(47,977)
Tax effect
Beginning balance	14,266	6,733
Changes	5,498	7,533
Ending balance	19,764	14,266
Equity in other comprehensive income of associates
OCI
Beginning balance	8,300	4,957
Changes	(1,450)	3,343
Ending balance	6,850	8,300
Tax effect
Beginning balance	(122)	(74)
Changes	(1,878)	(48)
Ending balance	(2,000)	(122)
The accumulated other comprehensive income in separate account
OCI
Beginning balance	20,054	5,672
Changes	5,358	14,382
Ending balance	25,412	20,054
Tax effect
Beginning balance	(5,515)	(1,560)
Changes	(1,473)	(3,955)
Ending balance	(6,988)	(5,515)
Remeasurements of the defined benefit liability
OCI
Beginning balance	(553,538)	(477,382)
Changes	21,362	(76,156)
Ending balance	(532,176)	(553,538)
Tax effect
Beginning balance	152,006	130,700
Changes	(5,610)	21,306
Ending balance	146,396	152,006
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
OCI
Beginning balance	98,678	(108,655)
Changes	125,371	207,333
Ending balance	224,049	98,678
Tax effect
Beginning balance	(27,057)	29,597
Changes	(35,073)	(56,654)
Ending balance	₩ (62,130)	₩ (27,057)